Loans Receivable - Major Components of Loans (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	$ 183,015,075	$ 176,687,329
Net, deferred loan origination costs (fees)	269,100	293,334
Net Loans	183,284,175	176,980,663
Allowance for loan losses	(3,375,350)	(3,403,098)
Accounts, Notes, Loans and Financing Receivable, Net	179,908,825	173,577,565
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	66,612,984	75,914,072
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	6,353,787	4,873,512
Residential, 1-4 Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	40,203,978	36,091,051
Residential, 5 or More Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	1,515,239	1,676,449
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	2,219,688	2,284,155
Nonfarm, Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	60,316,018	48,993,867
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	107,974	147,860
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	5,685,407	6,703,363
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality		$ 3,000